Employee benefits - Defined benefit plans - Net expense components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ (151)	€ (146)	€ (786)
Net interest on the defined benefit liability	(11)	(19)	(16)
Actuarial gains/(losses)	57	48	(87)
Net expense	(105)	€ (117)	€ (889)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(1)
Net interest on the defined benefit liability	(1)
Net expense	(1)
Capital-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(60)
Net interest on the defined benefit liability	(12)
Net expense	(72)
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	0
Net interest on the defined benefit liability	0
Net expense	(1)
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(32)
Net interest on the defined benefit liability	3
Actuarial gains/(losses)	55
Net expense	26
Other long-term benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(57)
Net interest on the defined benefit liability	(1)
Actuarial gains/(losses)	1
Net expense	€ (57)